Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents and Short Term Bank Deposits

	$ million
	Dec 31, 2018	Dec 31, 2017
Cash	4,034	4,672
Short-term bank deposits	3,655	3,996
Money market funds, reverse repos and other cash equivalents	19,052	11,644
Total	26,741	20,312